Related party transactions (Details) - USD ($)		12 Months Ended
	Aug. 01, 2024	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Related party transactions
Lease term	1 year
Right of use assets		$ 7,070,321	$ 193,319	$ 1,783,963
Lease liability		7,005,591	192,566	1,951,824
MAC Engineering, SASU
Related party transactions
Research and Development		997,479	2,028,793	405,416
California Electric Boat Company Inc.
Related party transactions
Right of use assets		0	0	939,014
Lease liability		$ 0
Rent expense			$ 0	$ 1,031,202